IMPAIRMENT REVIEW (Tables)	12 Months Ended
Dec. 31, 2019
IMPAIRMENT REVIEW
Schedule of impairment loss by CGU

The total amount of the impairment loss and reversal of impairment charges for the year ended December 31, 2018 and 2017 was allocated to the carrying amounts of long-lived assets as follows:

	2018		2017
		NVision Czech		NVision Czech
	Oblachniy Retail	Republic	Turkmenistan	Republic
Goodwill	524	—	—	—
Property, plant and equipment	13	(505)	3,063	564
Other intangible assets	140	(2)	141	7

Total	677	(507)	3,204	571

Schedule of OIBDA margin applied for value-in-use calculation of related CGUs

December 31,
CGU	2019	2018
Russia Convergent	42.4%-43.5%	42.4%-42.9%
Armenia	46.9%-50.0%	45.0%-47.4%
Moscow Fixed Line	52.9%-56.6%	56.0%-59.2%
NVision Czech Republic	3.2%-3.9%	4.9%-5.5%
Oblachniy Retail	negative	negative
Ukraine	n/a	50.0%-51.6%

Schedule of capital expenditure as a percentage of revenue applied for value-in-use calculations of related CGUs

	December 31,
CGU	2019	2018
Russia Convergent	19.2%	19.0%
Armenia	15.6%	16.9%
Moscow Fixed Line	19.8%	21.6%
NVision Czech Republic	1.2%	1.3%
Oblachniy Retail	—	0.9%
Ukraine	n/a	18.4%

Schedule of terminal growth rates applied for value in-use-calculation of related CGUs

	December 31,
CGU	2019	2018
Russia Convergent	1%	1%
Armenia	nil	nil
Moscow fixed line	1%	1%
NVision Czech Republic	2%	2%
Oblachniy retail	3%	3%
Ukraine	n/a	3%

Schedule of pre-tax rates for discounting cash flows in functional currencies of related CGUs

	December 31,
CGU	2019	2018
Russia Convergent	14.1%	16.0%
Armenia	13.5%	15.2%
Moscow fixed line	14.1%	14.5%
NVision Czech Republic	6.1%	8.7%
Oblachniy retail	16.7%	20.1%
Ukraine	n/a	20.8%